CONSOLIDATED BALANCE SHEETS - USD ($)	Jul. 31, 2020	Jul. 31, 2019
Property and Equipment-at cost:
Land	$ 6,067,805	$ 6,067,805
Buildings held for leasing:
Buildings, improvements and fixtures	73,271,398	88,247,976
Construction in progress	1,266,723	2,325,940
Property, Plant and Equipment, Gross	74,538,121	90,573,916
Accumulated depreciation	(33,007,989)	(43,512,418)
Buildings - net	41,530,132	47,061,498
Property and equipment-net	47,597,937	53,129,303
Cash and cash equivalents	3,260,135	4,117,647
Restricted cash	1,143,666	1,146,077
Receivables, net	2,219,946	2,070,615
Marketable securities	3,744,905	3,580,227
Prepaids and other assets	2,389,582	2,169,384
Deferred charges, net	2,986,648	2,575,822
Operating lease right-of-use assets	37,077,038
TOTAL ASSETS	100,419,857	68,789,075
Liabilities:
Mortgage payable	8,627,965	5,287,162
Note payable	722,726
Accounts payable and accrued expenses	2,771,540	2,915,285
Security deposits payable	809,652	882,615
Operating lease liabilities	29,044,966
Deferred income taxes	4,741,000	5,096,000
Total liabilities	46,717,849	14,181,062
Shareholders Equity:
Common stock, par value $1 each share (shares-5,000,000 authorized; 2,178,297 issued)	2,178,297	2,178,297
Additional paid in capital	3,346,245	3,346,245
Retained earnings	49,465,318	50,371,323
Stockholders' Equity before Treasury Stock	54,989,860	55,895,865
Common stock held in treasury, at cost - 162,517 shares at July 31, 2020 and July 31, 2019	(1,287,852)	(1,287,852)
Total shareholders' equity	53,702,008	54,608,013
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 100,419,857	$ 68,789,075